UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a)

Alpha Intelligent ETFs

Alpha Intelligent – Large Cap Growth ETF (AILG)

Alpha Intelligent – Large Cap Value ETF (AILV)

ANNUAL REPORT

October 31, 2022

Alpha Intelligent ETFs

Table of Contents

Shareholder Letter (Unaudited)	2
Alpha Intelligent - Large Cap Growth ETF	2
Alpha Intelligent - Large Cap Value ETF	3
Shareholder Expense Example (Unaudited)	4
Performance Overview (Unaudited)	5
Schedule of Investments	6
Alpha Intelligent - Large Cap Growth ETF	6
Alpha Intelligent - Large Cap Value ETF	8
Statements of Assets and Liabilities	10
Statements of Operations	11
Statement of Changes in Net Assets	12
Alpha Intelligent - Large Cap Growth ETF	12
Alpha Intelligent - Large Cap Value ETF	13
Financial Highlights	14
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	23
Trustees and Officers of the Trust (Unaudited)	24
Supplemental Information (Unaudited)	26
Privacy Policy (Unaudited)	27

Alpha Intelligent - Large Cap Growth ETF

Shareholder Letter

October 31, 2022 (Unaudited)

During the fiscal period, the market saw extremely volatile movements which brought negative returns to most of the equity market. AIS ETFs is based upon the increasing popular investment approach known as Ensemble Active Management. This approach integrates advanced technology with investment fundamentals to deliver active investment management designed to succeed and navigate a volatile market.

For the fiscal period through October 31, 2022, the Fund returned -35.89%, underperforming the benchmark Russell 1000® Growth Index by -12.18%. Compared to the benchmark, security selection was the primary detractor to performance. Weak selection in the Information Technology sector, specifically in the Software & Services industry, hurt relative performance. Through October 31, 2022, the sector that detracted the most from performance was the Technology sector. The Fund was underweight this sector compared to the benchmark and posted -9.33% of underperformance due to poor security selection. Another noteworthy detractor was a 27.90% allocation to the Health Care sector as the ETF was overweight by 18.21% compared to the benchmark, which led to a -3.54% contribution to return versus the Russell 1000® Growth Index. A key positive contributor to the ETF was a -8.85% underweight allocation to the Consumer Discretionary sector. As a result, the Fund saw a 1.56% contribution to return out performance versus the benchmark. Another notable key contributor to the ETF’s performance was a 2.23% over allocation to the Real Estate sector, which led to a positive 0.92% contribution to return versus the Russell 1000® Growth Index.

The views shared above reflect those of the portfolio manager(s) only through October 31, 2022, and the do not necessarily represent the views of Princeton Fund Advisors or any other person in the Princeton Fund Advisors organization. Views are subject to change at any time based upon market or other conditions and Princeton Fund Advisors disclaim any responsibility to update said views. These views may not be depended on as investment advice and, because investment decisions for Princeton Fund Advisors are based on numerous factors, may not be depended on as an indicator of trading intent on behalf of any Princeton Fund Advisors’ funds.

Important Risks

All investments include risk, including possible risk of principal. Past performance is no guarantee of future performance, which may vary. The value of investments will fluctuate and can go down as well as up. Equity investments are subject to market risk, which means that the value of the investment may decline, at times sharply and unpredictably. There is a risk that a particular style of investment, such growth or value, may be out of favor and trail the overall securities markets. The Funds are concentrated in 50 stocks and the performance of a few stocks can lead to outperformance of a Fund, which may not be replicated. Conversely, the performance of a few stocks can lead to underperformance of a Fund. A Fund may be concentrated in particular securities, countries, industries, sectors or asset classes. As a result, a Fund may be subject to a greater degree of risk with respect to the failure of one or a few investments, or with respect to economic downturns in relation to an individual security, industry, sector, country or asset class. There is no guarantee that the investment strategies described above will achieve the desired results under all market conditions.

Alpha Intelligent - Large Cap Value ETF

Shareholder Letter

October 31, 2022 (Unaudited)

During the fiscal period, the market saw extremely volatile movements which brought negative returns to most of the equity market. AIS ETFs is based upon the increasing popular investment approach known as Ensemble Active Management. This approach integrates advanced technology with investment fundamentals to deliver active investment management designed to succeed and navigate a volatile market.

For the fiscal period through October 31, 2022, the Fund returned -3.85%, underperforming the benchmark Russell 1000® Value Index by -1.15%. Compared to the benchmark, security selection was the primary detractor. The sector that detracted the most from performance was the Energy sector. The ETF was -4.86% underweight to the Energy sector which led to a -2.59% contribution to return as the ETF was unable to capture the same upside as the benchmark. Weak selection in the Technology sector hurt the relative performance of the ETF. The Fund was 4.88% overweight this sector versus the benchmark. As a result, the ETF saw a -1.04% contribution to return versus the Russell 1000® Value Index. Although security selection was a primary reason for underperformance in the ETF, the Financial sector juxtaposed this analysis as this sector led to a 1.36% contribution to return with a -1.84% of underweight allocation. Another notable key contributor to the ETF’s performance was a 7.95% overweight allocation to the Consumer Staples sector, as this contributed a positive 1.13% of outperformance versus the Russell 1000® Value Index.

The views shared above reflect those of the portfolio manager(s) only through October 31, 2022, and the do not necessarily represent the views of Princeton Fund Advisors or any other person in the Princeton Fund Advisors organization. Views are subject to change at any time based upon market or other conditions and Princeton Fund Advisors disclaim any responsibility to update said views. These views may not be depended on as investment advice and, because investment decisions for Princeton Fund Advisors are based on numerous factors, may not be depended on as an indicator of trading intent on behalf of any Princeton Fund Advisors’ funds.

Important Risks

All investments include risk, including possible risk of principal. Past performance is no guarantee of future performance, which may vary. The value of investments will fluctuate and can go down as well as up. Equity investments are subject to market risk, which means that the value of the investment may decline, at times sharply and unpredictably. There is a risk that a particular style of investment, such growth or value, may be out of favor and trail the overall securities markets. The Funds are concentrated in 50 stocks and the performance of a few stocks can lead to outperformance of a Fund, which may not be replicated. Conversely, the performance of a few stocks can lead to underperformance of a Fund. A Fund may be concentrated in particular securities, countries, industries, sectors or asset classes. As a result, a Fund may be subject to a greater degree of risk with respect to the failure of one or a few investments, or with respect to economic downturns in relation to an individual security, industry, sector, country or asset class. There is no guarantee that the investment strategies described above will achieve the desired results under all market conditions.

Alpha Intelligent ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (May 1, 2022 to October 31, 2022).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/22	Ending Account Value 10/31/22	Annualized Expense Ratios	Expenses Paid During the Period(1)
Alpha Intelligent – Large Cap Growth ETF
Actual	$ 1,000.00	$ 876.10	0.85%	$4.02
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.92	0.85%	$4.33
Alpha Intelligent – Large Cap Value ETF
Actual	$ 1,000.00	$ 977.00	0.85%	$4.24
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.92	0.85%	$4.33

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Alpha Intelligent ETFs

Performance Overview

October 31, 2022 (Unaudited)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 10/31/2022) (1)

CUMULATIVE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
Total Returns	Since Commencement (1)
Alpha Intelligent – Large Cap Growth ETF — NAV	-35.89%
Alpha Intelligent – Large Cap Growth ETF —Market	-35.88%
Russell 1000® Growth Total Return Index	-23.71%

CUMULATIVE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
Total Returns	Since Commencement (1)
Alpha Intelligent – Large Cap Value ETF — NAV	-3.85%
Alpha Intelligent – Large Cap Value ETF — Market	-3.79%
Russell 1000® Value Total Return Index	-2.70%

(1)	The Fund commenced operations on December 1, 2021.

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please call 1-800-617-0004. You cannot invest directly in an index. Shares are bought and sold at market price (closing price), not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distribution. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 1000® Growth Total Return Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. It has been constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment.

The Russell 1000® Value Total Return Index (“Russell 1000”) measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

You cannot invest directly in an index.

Alpha Intelligent - Large Cap Growth ETF

Schedule of Investments

October 31, 2022

	Shares	Value
COMMON STOCKS — 96.0%
Advertising Services — 4.4%
The Trade Desk, Inc. - Class A (a)	398	$21,190

Aerospace/Defense — 1.8%
TransDigm Group, Inc.	15	8,636

Applications Software — 3.0%
Intuit, Inc.	34	14,535

Beverage/Tobacco Product Manufacturing — 0.8%
Monster Beverage Corp. (a)	42	3,936

Coatings/Paint — 0.7%
The Sherwin-Williams Co.	14	3,150

Commercial Services - Finance — 1.0%
PayPal Holdings, Inc. (a)	56	4,680

Commercial Services — 4.8%
CoStar Group, Inc. (a)	278	22,996

Computer Aided Design — 0.7%
Cadence Design Systems, Inc. (a)	21	3,179

Computer Software — 16.6%
Cloudflare, Inc. - Class A (a)	346	19,487
Datadog, Inc. - Class A (a)	172	13,848
MongoDB, Inc. (a)	31	5,674
Snowflake, Inc. - Class A (a)	157	25,167
ZoomInfo Technologies, Inc. (a)	346	15,407
		79,583
Consulting Services — 3.4%
Gartner, Inc. (a)	37	11,171
Verisk Analytics, Inc.	28	5,119
		16,290
Data Processing/Management — 1.7%
Fiserv, Inc. (a)	81	8,322

Diagnostic Equipment — 8.0%
Danaher Corp.	112	28,187
Thermo Fisher Scientific, Inc.	20	10,279
		38,466
Diagnostic Kits — 1.1%
IDEXX Laboratories, Inc. (a)	15	5,395

Distribution/Wholesale — 1.7%
Copart, Inc. (a)	70	8,051

E-Commerce/Services — 5.5%
DoorDash, Inc. - Class A (a)	228	9,925
Uber Technologies, Inc. (a)	612	16,261
		26,186
Electronic Connectors — 1.7%
Amphenol Corp. - Class A	106	8,038

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Growth ETF

Schedule of Investments

October 31, 2022 (Continued)

	Shares	Value
Enterprise Software Services — 5.5%
Atlassian Corp. PLC - Class A (a)	32	$6,487
salesforce.com, Inc. (a)	48	7,804
Veeva Systems, Inc. - Class A (a)	39	6,550
Workday, Inc. - Class A (a)	35	5,454
		26,295
Entertainment Software — 5.4%
Electronic Arts, Inc.	36	4,535
ROBLOX Corp. - Class A (a)	384	17,180
Unity Software, Inc. (a)	143	4,219
		25,934
Finance - Credit Card — 5.7%
Mastercard, Inc. - Class A	70	22,973
Visa, Inc. - Class A	22	4,558
		27,531
Finance - Investing Banking — 1.0%
Charles Schwab Corp.	58	4,621

Industrial Gases — 1.7%
Linde PLC (b)	28	8,326

Machinery - Farm — 0.7%
Deere & Co.	8	3,167

Machinery - General Industries — 0.8%
IDEX Corp.	17	3,779

Machinery - Pumps — 0.8%
Xylem, Inc.	36	3,687

Medical - Drugs — 2.2%
Zoetis, Inc.	69	10,404

Medical - Hospitals — 0.7%
HCA Healthcare, Inc.	15	3,262

Medical Information Systems — 1.3%
Doximity, Inc. - Class A (a)	237	6,273

Medical Instruments — 1.4%
Intuitive Surgical, Inc. (a)	27	6,655

Medical Products — 0.8%
Stryker Corp.	17	3,897

Medical - Wholesale Drug Distribution— 0.8%
McKesson Corp.	10	3,894

Pharmacy Services — 0.9%
Cigna Corp.	13	4,200

Physician Practice Management — 2.6%
agilon health, Inc. (a)	639	12,684

Retail - Restaurants — 0.8%
Starbucks Corp.	44	3,810

Retail - Auto Parts — 1.4%
O’Reilly Automotive, Inc. (a)	8	6,697

Theaters — 1.1%
Live Nation Entertainment, Inc. (a)	64	5,095

Web Portals/ISP — 3.5%
Alphabet, Inc. - Class C (a)	175	16,566
TOTAL COMMON STOCKS (Cost $481,567)		459,410

Real Estate Investment Trust (REITs) — 2.0%
American Tower Corp.	58	12,017
TOTAL REITS (Cost $12,755)		12,017

MONEY MARKET FUNDS — 2.0%
First American Government Obligations Fund, 2.92% (c)	9,699	9,699
TOTAL MONEY MARKET FUNDS (Cost $9,699)		9,699

Total Investments — 100.0% (Cost $504,021)		481,126
Other assets and liabilities, net — (0.0)% (d)		(269)
TOTAL NET ASSETS — 100.0%		$480,857

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

(d)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Schedule of Investments

October 31, 2022

	Shares	Value
COMMON STOCKS — 98.2%
Aerospace Defense Equipment — 1.7%
L3Harris Technologies, Inc.	49	$12,077

Agricultural Biotech — 1.7%
Corteva, Inc.	184	12,022

Automobile - Medium and Heavy Duty Trucks — 3.6%
Cummins, Inc.	54	13,204
PACCAR, Inc.	128	12,394
		25,598
Beverage - Non - Alcoholic — 7.4%
Coca-Cola Co.	163	9,756
PepsiCo, Inc.	240	43,579
		53,335
Bldg Prod-Air & Heating — 0.8%
Johnson Controls International PLC (b)	102	5,900

Broadcast Service/Program — 1.2%
Fox Corp. - Class B	319	8,677

Building - Residential/Commercial — 2.3%
DR Horton, Inc.	106	8,149
NVR, Inc.(a)	2	8,476
		16,625
Cable and Satellite TV — 2.1%
Comcast Corp. - Class A	484	15,362

Chemicals - Diversified — 0.9%
PPG Industries, Inc.	60	6,851

Commercial Services - Finance — 2.1%
Automatic Data Processing, Inc.	63	15,227

Computer Services — 1.6%
Cognizant Technology Solutions Corp. - Class A	183	11,392

Cosmetics and Toiletries — 1.8%
Colgate-Palmolive Co.	176	12,996

Diviersified Manufacturing Operations — 2.0%
Parker-Hannifin Corp.	49	14,240

Drug Delivery Systems — 2.3%
Becton Dickinson and Co.	69	16,282

Electric - Distribution — 1.7%
Sempra Energy	82	12,377

Electronic Components and Semiconductors — 5.1%
Microchip Technology, Inc.	213	13,151
Texas Instruments, Inc.	148	23,773
		36,924
Electronic Measuring Instruments — 2.0%
Agilent Technologies, Inc.	102	14,112

Fiduciary Banks — 1.4%
The Bank of New York Mellon Corp.	237	9,980

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Schedule of Investments

October 31, 2022 (Continued)

	Shares	Value
Finance - Investing Banking — 5.3%
Charles Schwab Corp.	476	$37,923

Industrial Automat/Robot— 0.8%
Rockwell Automation, Inc.	24	6,127

Insurance Brokers— 1.5%
Marsh & McLennan Cos, Inc.	66	10,658

Life and Health Insurance — 1.6%
Principal Financial Group, Inc.	134	11,809

Machinery - Construction and Mining — 3.3%
Caterpillar, Inc.	110	23,811

Medical - Biomedical/Genetics — 2.4%
BioMarin Pharmaceutical, Inc. (a)	67	5,804
Vertex Pharmaceuticals, Inc. (a)	36	11,232
		17,036
Medical - Drugs — 3.4%
Merck & Co, Inc.	243	24,592

Medical - HMO — 5.0%
Humana, Inc.	20	11,161
UnitedHealth Group, Inc.	45	24,982
		36,143
Medical Products — 2.9%
Medtronic PLC (b)	241	21,049

Multi - Line Insurance — 4.5%
American International Group, Inc.	165	9,405
Chubb Ltd. (b)	66	14,183
MetLife, Inc.	124	9,078
		32,666
Non-hazardous Waste Disp — 1.6%
Waste Management, Inc.	72	11,403

Oil Companies, Exploration and Production — 7.5%
ConocoPhillips	79	9,961
EOG Resources, Inc.	214	29,215
Occidental Petroleum Corp.	202	14,665
		53,841
Private Equity — 2.7%
KKR & Cos., Inc.	395	19,209

Property/Casualty Insurance — 1.9%
The Progressive Corp.	51	6,548
The Travelers Cos., Inc.	38	7,009
		13,557
Publishing - Newspapers — 0.8%
News Corp. - Class A	328	5,533

Rental Auto/Equipment — 1.2%
AMERCO	15	8,628

Retail - Building Products — 1.2%
The Home Depot, Inc.	30	8,884

Super - Regional Banks — 1.1%
The PNC Financial Services Group, Inc.	49	7,930

Transport-Services — 2.4%
United Parcel Service, Inc. - Class B	101	16,945

Web Portals/ISP — 5.4%
Alphabet, Inc. - Class A(a)	350	33,078
Alphabet, Inc. - Class C(a)	65	6,153
		39,231
TOTAL COMMON STOCKS (Cost $689,833)		706,952

MONEY MARKET FUNDS — 1.8%
First American Government Obligations Fund, 2.92% (c)	12,913	12,913
TOTAL MONEY MARKET FUNDS (Cost $12,913)		12,913

Total Investments — 100.0% (Cost $702,746)		719,865
Other assets and liabilities, net — 0.0% (d)		290
TOTAL NET ASSETS — 100.0%		$720,155

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent ETFs

Statements of Assets and Liabilities

October 31, 2022

	Alpha Intelligent - Large Cap Growth ETF	Alpha Intelligent - Large Cap Value ETF
Assets
Investments, at value (cost $504,021 and $702,746, respectively)	$481,126	$719,865
Dividend and interest receivable	74	783
Total assets	481,200	720,648

Liabilities
Payable to Adviser	343	493
Total liabilities	343	493
Net Assets	$480,857	$720,155

Net Assets Consists of:
Paid-in capital	$775,471	$762,443
Total distributable earnings (accumulated losses)	(294,614)	(42,288)
Net Assets	$480,857	$720,155

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	30,000	30,000
Net Asset Value, redemption price and offering price per share	$16.03	$24.01

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent ETFs

Statements of Operations

For the Period Ended October 31, 2022

	Alpha Intelligent - Large Cap Growth ETF(1)	Alpha Intelligent - Large Cap Value ETF(1)
Investment Income
Dividend income	$2,149	$13,707
Interest Income	83	123
Total investment income	2,232	13,830

Expenses
Investment advisory fees	4,605	5,378
Total expenses	4,605	5,378
Net investment gain (loss)	(2,373)	8,452

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(239,173)	(67,110)
Net change in unrealized appreciation/depreciation on investments	(22,895)	17,119
Net realized and unrealized loss	(262,068)	(49,991)
Net decrease in net assets from operations	$(264,441)	$(41,539)

(1)	The Funds commenced operations on December 1, 2021.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Growth ETF

Statement of Changes in Net Assets

Period Ended October 31, 2022(1)
From Operations
Net investment loss	$(2,373)
Net realized loss on investment	(239,173)
Net change in unrealized appreciation/depreciation on investments	(22,895)
Net decrease in net assets resulting from operations	(264,441)

From Capital Share Transactions
Proceeds from shares sold	2,038,543
Cost of shares redeemed	(1,293,245)
Net increase in net assets resulting from capital share transactions	745,298

Total Increase in Net Assets	480,857

Net Assets
Beginning of period	—
End of period	$480,857

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	80,000
Shares redeemed	(50,000)
Shares outstanding, end of period	30,000

(1)	The Fund commenced operations on December 1, 2021.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Statement of Changes in Net Assets

Period Ended October 31, 2022(1)
From Operations
Net investment gain	$8,452
Net realized gain on investments	(67,110)
Net change in unrealized appreciation/depreciation on investments	17,119
Net decrease in net assets resulting from operations	(41,539)

From Distributions
Distributable earnings	(749)
Total distributions	(749)

From Capital Share Transactions
Proceeds from shares sold	762,443
Net increase in net assets resulting from capital share transactions	762,443

Total Increase in Net Assets	720,155

Net Assets
Beginning of period	—
End of period	$720,155

Changes in Shares Outstanding
Shares outstanding, beginning of period	0
Shares sold	30,000
Shares redeemed	0
Shares outstanding, end of period	30,000

(1)	The Fund commenced operations on December 1, 2021.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Growth ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	(0.08)
Net realized and unrealized gain (loss)	(8.89)
Total from investment operations	(8.97)

Net Asset Value, End of Period	$16.03

Total return, at NAV(3)(4)	(35.89)%
Total return, at Market(3)(4)	(35.88)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$481

Ratio of expenses to average net assets(5)	0.85%
Ratio of net investment income (loss) to average net assets(5)	(0.44%)
Portfolio turnover rate(4)(6)	212%

(1)	The Fund commenced operations on December 1, 2021.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent - Large Cap Value ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.30
Net realized and unrealized gain (loss)	(1.25)
Total from investment operations	(0.95)

Less distributions paid:
From net investment income	(0.04)
Total distributions paid	(0.04)

Net Asset Value, End of Period	$24.01

Total return, at NAV(3)(4)	(3.85)%
Total return, at Market(3)(4)	(3.79)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$720

Ratio of expenses to average net assets(5)	0.85%
Ratio of net investment income (loss) to average net assets(5)	1.34%
Portfolio turnover rate(4)(6)	239%

(1)	The Fund commenced operations on December 1, 2021.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations of the Fund.

The accompanying notes are an integral part of the financial statements.

Alpha Intelligent ETFs

Notes to Financial Statements

October 31, 2022

1.	ORGANIZATION

The Alpha Intelligent – Large Cap Growth ETF (“AILG”) and Alpha Intelligent – Large Cap Value ETF (“AILV”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

AILG is an actively-managed ETF that seeks to provide total return by investing primarily in equity securities of large capitalization companies, with a focus on growth potential. In seeking to achieve the Fund’s investment objective, Princeton Fund Advisors, LLC (the “Adviser”), the Fund’s investment adviser, implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time.

AILV is an actively-managed ETF that seeks to provide total return by investing primarily in equity securities of large capitalization companies, with a focus on value stocks. In seeking to achieve the Fund’s investment objective, the Adviser implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the

Alpha Intelligent ETFs

Notes to Financial Statements

October 31, 2022 (Continued)

occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Alpha Intelligent ETFs

Notes to Financial Statements

October 31, 2022 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at October 31, 2022, are as follows:

Alpha Intelligent – Large Cap Growth ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$459,410	$—	$—	$459,410
Real Estate Investment Trusts (REITs)	12,017	—	—	12,017
Money Market Funds	9,699	—	—	9,699
Total Investments - Assets	$481,126	$—	$—	$481,126

Alpha Intelligent – Large Cap Value ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$706,952	$—	$—	$706,952
Money Market Funds	12,913	—	—	12,913
Total Investments - Assets	$719,865	$—	$—	$719,865

*	See the Schedules of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Alpha Intelligent ETFs

Notes to Financial Statements

October 31, 2022 (Continued)

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Funds commenced operations on December 1, 2021.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Alpha Intelligent ETFs

Notes to Financial Statements

October 31, 2022 (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

Alpha Intelligent ETFs

Notes to Financial Statements

October 31, 2022 (Continued)

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Period Ended October 31, 2022
	Ordinary Income(1)	Long-Term Capital Gain
Alpha Intelligent – Large Cap Growth ETF	$—	$—
Alpha Intelligent – Large Cap Value ETF	749	—

(1)	Ordinary income includes short-term capital gains.

As of October 31, 2022, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Alpha Intelligent – Large Cap Growth ETF	Alpha Intelligent – Large Cap Value ETF
Federal Tax Cost of Investments	$595,574	$734,830
Gross Tax Unrealized Appreciation	$18,770	$43,422
Gross Tax Unrealized Depreciation	(133,218)	(58,387)
Net Tax Unrealized Appreciation (Depreciation)	(114,448)	(14,965)
Undistributed Ordinary Income	—	7,703
Undistributed Long-Term Gains	—	—
Other Accumulated Gain (Loss)	(180,166)	(35,026)
Total Distributable Earnings / (Accumulated Losses)	$(294,614)	$(42,288)

Under current tax law, net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended October 31, 2022, Alpha Intelligent - Large Cap Growth ETF elected to defer an ordinary late year loss of $440.

At October 31, 2022, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Alpha Intelligent – Large Cap Growth ETF	$(178,728)	$(998)
Alpha Intelligent – Large Cap Value ETF	$(35,026)	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the period ended October 31, 2022, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Losses)	Paid-In Capital
Alpha Intelligent – Large Cap Growth ETF	$(30,173)	$30,173

Alpha Intelligent ETFs

Notes to Financial Statements

October 31, 2022 (Continued)

6.	INVESTMENT TRANSACTIONS

During the period ended October 31, 2022, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
AILG	$46,157	$(14,790)
AILV	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended October 31, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
AILG	$1,254,982	$1,167,910	$1,926,696	$1,280,254
AILV	1,665,874	1,624,200	715,317	—

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to October 31, 2022, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Alpha Intelligent ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Alpha Intelligent ETFs and
Board of Trustees of Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Alpha Intelligent – Large Cap Growth ETF and Alpha Intelligent – Large Cap Value ETF (the “Funds”), each a series of Listed Funds Trust as of October 31, 2022, the related statements of operations, and changes in net assets, the related notes, and the financial highlights for the period from December 1, 2021 (commencement of operations) through October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of October 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 27, 2022

Alpha Intelligent ETFs

Trustees and Officers of the Trust

October 31, 2022 (Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers, and is available, without charge upon request by calling 1-800-617-0004, or by visiting the Fund’s website at https://alpha-intelligent-strategies.com.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Chairman of Alerian, Inc. (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015)	52

Independent Trustee, SHP ETF Trust (since 2021) (2 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (1 portfolio); Independent Trustee, Horizons ETF Trust I (2015-2019).

Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013)	52	Independent Trustee, Series Portfolios Trust (since 2015) (10 portfolios).
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	52	Independent Trustee, Frontier Funds, Inc. (since 2020) (6 portfolios).
Interested Trustee
Paul R. Fearday, CPA* Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008)	52	None.

*

This Trustee is considered an “Interested Trustee” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, d/b/a U.S. Bank Global Fund Services and U.S. Bank N.A., which provide fund accounting, administration, transfer agency and custodian services to the Fund.

Alpha Intelligent ETFs

Trustees and Officers of the Trust

October 31, 2022 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Gregory Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006).
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005).
Kacie G. Briody Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021).
Kent Barnes Year of birth: 1968	Secretary	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2018); Chief Compliance Officer, Rafferty Asset Management, LLC (2016 to 2018); Vice President, U.S. Bancorp Fund Services, LLC (2007 to 2016).
Christi C. James Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022

Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021); Compliance & Legal Manager, CR Group LP (2017 to 2018).

Joshua J. Hinderliter Year of birth: 1983	Assistant Secretary	Indefinite term, May 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016 to 2022).

Alpha Intelligent ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at https://alpha-intelligent-strategies.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://alpha-intelligent-strategies.com.

TAX INFORMATION

For the fiscal period ended August 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows

Alpha Intelligent – Large Cap Growth ETF	0.00%
Alpha Intelligent – Large Cap Value ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2022 was as follows:

Alpha Intelligent – Large Cap Growth ETF	0.00%
Alpha Intelligent – Large Cap Value ETF	100.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows (unaudited).

Alpha Intelligent – Large Cap Growth ETF	0.00%
Alpha Intelligent – Large Cap Value ETF	0.00%

Alpha Intelligent ETFs

Privacy Policy

(Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser:

Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2022	FYE 10/31/2021
Audit Fees	$27,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$6,000	N/A
All Other Fees	$0	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Listed Funds Trust	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	1/4/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	1/4/2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	1/4/2023

* Print the name and title of each signing officer under his or her signature.